CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Net revenues	¥ 9,945,483	$ 1,422,186	¥ 9,422,229	¥ 8,812,013
Service
Net revenues	6,095,924	$ 871,706	5,955,301	5,454,811
Related Party
Net revenues	14,039		92,330	113,288
Related Party | Service
Net revenues	¥ 14,039		¥ 92,330	¥ 113,288